Investments in Associates and Joint Ventures - Summary of Financial Statements of Regeneron, After Adjustments to Comply With IFRS But Before Fair Value Remeasurements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Net income	€ 4,410	€ 8,537	[1]	€ 4,800	[1]
Other comprehensive income for the period, net of taxes	959	(2,680)	[1]	928	[1]
Comprehensive income	5,369	5,857	[1]	5,728	[1]
Non-current assets	86,761	73,425	[1]	71,567	[1]
Total assets	111,408	99,813	[1]	104,679	[1]
Non-current liabilities	34,997	26,111	[1]	29,319	[1]
Total equity	59,035	58,239	[1]	57,722	[1]	€ 58,208
Regeneron [member]
Disclosure of transactions between related parties [line items]
Net sales and other revenues	5,680	5,079		4,389
Net income	2,476	702		714
Other comprehensive income for the period, net of taxes	(33)	12		(19)
Comprehensive income	2,443	714		695
Current assets	5,621	3,615		3,001
Non-current assets	4,731	3,966		4,316
Total assets	10,352	7,581		7,317
Current liabilities	1,258	983		1,178
Non-current liabilities	772	1,340		1,245
Total liabilities	2,030	2,323		2,423
Total equity	€ 8,322	€ 5,258		€ 4,894

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).